DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
Disposal Groups, Including Discontinued Operations

On February 9, 2018, the Company calculated a gain resulting from such disposition as follows:

As of February 9, 2018
RMB
Consideration	121,964

Cash and cash equivalents	41,699
Short-term investments	20,000
Prepayments and other receivables	6,428
Property and equipment, net	1,490
Intangible assets, net	45,847
Goodwill	130,613
Long-term investments	2,000
Other non-current assets	14
Accrued payroll and welfare payable	(5,104)
Accrued expenses and other current liabilities	(756)
Income tax payable	(4,927)
Deferred revenue	(5,527)
Deferred tax liabilities	(12,554)

Net assets of Qufan	219,223
Equity interest percentage	51%

Less: Net assets of Qufan attributable to the Company	111,804

Gain on disposal of Qufan	10,160

Schedule Of Condensed Cash Flow Statement Of Discontinued Operations

4.     DISCONTINUED OPERATIONS (continued)

Disposition of Qufan (continued)

The condensed cash flows of Qufan were as follows for the year ended December 31, 2018:

For the year ended December 31,
2018*
RMB
Net cash provided by operating activities	839
Effect of foreign exchange on cash	(998)

Schedule Of Condensed Income Statement Of Discontinued Operation

The operating results from discontinued operations included in the Group’s consolidated statements of comprehensive loss were as follows for the year ended December 31, 2018:

For the years ended December 31,
2018 *
RMB
Major classes of line items constituting pre-tax profit of discontinued operations

Net revenues	7,398
Cost of services	(1,885)
Sales and marketing	(1,938)
General and administrative	(443)
Service development expenses	(688)
Other income that are not major	77
Income from discontinued operations, before income tax	2,521
Income tax expense	(338)
Income from discontinued operations, net of income tax	2,183
Gain on deconsolidation of the subsidiary, net of income tax	10,160
Net income from discontinued operations, net of income tax	12,343

*   Included financial results of discontinued operations from January 1, 2018 to February 9, 2018.